Provision for Income Taxes (Details) - HKD ($) $ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Provision for Income Taxes [Line Items]
Assessable profit (in Dollars)	$ 2
Income tax rate	16.50%	16.50%
Profit tax rate		18.01%
Hong Kong [Member]
Provision for Income Taxes [Line Items]
Assessable profit (in Dollars)	$ 2
Income tax rate	16.50%
Profit tax rate		18.01%
Hong Kong [Member] | Minimum [Member]
Provision for Income Taxes [Line Items]
Income tax rate	8.25%
Profit tax rate	8.25%
Hong Kong [Member] | Maximum [Member]
Provision for Income Taxes [Line Items]
Assessable profit (in Dollars)	$ 2
Income tax rate	16.50%
Profit tax rate	16.50%